Share Capital and Reserves (Details)	12 Months Ended
Mar. 31, 2020 shares $ / shares
Miscellaneous equity [abstract]
Number of options outstanding, beginning | shares	0
Granted | shares	2,000,000
Expired | shares	0
Number of options outstanding, ending | shares	2,000,000
Weighted average exercise price outstanding, beginning | $ / shares	$ .00
Granted | $ / shares	.05
Expired | $ / shares	.00
Weighted average exercise price outstanding, ending | $ / shares	$ .05